Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	SHARES ISSUED PREFERRED SHARES	SHARES ISSUED COMMON SHARES	CONTRI-BUTED SURPLUS	ACCUMU-LATED OTHER COMPRE-HENSIVE INCOME (LOSS)	DEFICIT	TOTAL	NON-CONTROL-LING INTEREST
Beginning Balance at Dec. 31, 2015	$ 17,329	$ 4,004	$ 18,100	$ 1,150	$ 119	$ (6,350)	$ 17,023	$ 306
Net earnings	3,087					3,031	3,031	56
Other comprehensive loss	(266)				(73)	(191)	(264)	(2)
Total comprehensive income	2,821				(73)	2,840	2,767	54
Common shares issued under employee stock option plan	98		104	(6)			98
Common shares issued under dividend reinvestment plan	38		38				38
Common shares issued under employee savings plan	128		128				128
Other share-based compensation	(3)			16		(19)	(3)
Common shares issued for the acquisition of Manitoba Telecom Services Inc.			0
Dividends declared on BCE common and preferred shares	(2,511)					(2,511)	(2,511)
Dividends declared by subsidiaries to non-controlling interest	(46)							(46)
Ending Balance at Dec. 31, 2016	17,854	4,004	18,370	1,160	46	(6,040)	17,540	314
Net earnings	2,970					2,914	2,914	56
Other comprehensive loss	(311)				(63)	(246)	(309)	(2)
Total comprehensive income	2,659				(63)	2,668	2,605	54
Common shares issued under employee stock option plan	116		122	(6)			116
Common shares issued under dividend reinvestment plan			0
Common shares issued under employee savings plan	5		5				5
Other share-based compensation	(8)			8		(16)	(8)
Common shares issued for the acquisition of Manitoba Telecom Services Inc.	1,594		1,594				1,594
Dividends declared on BCE common and preferred shares	(2,692)					(2,692)	(2,692)
Dividends declared by subsidiaries to non-controlling interest	(45)							(45)
Ending Balance at Dec. 31, 2017	$ 19,483	$ 4,004	$ 20,091	$ 1,162	$ (17)	$ (6,080)	$ 19,160	$ 323